Equity Attributable To Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2023
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Perpetual subordinated bonds	¥755,802	¥733,611
Perpetual subordinated borrowings	¥10,000	—

Total equity attributable to other equity instruments holders	¥765,802	¥733,611